JPMorgan Hedged Equity Fund Annual Fund Operating Expenses - A C I Shares [Member] - JPMorgan Hedged Equity Fund	Jun. 30, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.82%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.75%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.32%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.07%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.57%